INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Non-Current deferred tax asset:
Net operating loss carry-forwards	$ 5,500,000	$ 3,700,000
Valuation allowance	(5,500,000)	(3,700,000)
Net non-current deferred tax asset	$ 0	$ 0